Related Parties (Details) ₪ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 ILS (₪)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Parties [Line Items]
Monthly salaries	$ 19	₪ 70
Asher Dahan [Member]
Related Parties [Line Items]
Ownership percentage			5.00%
Co-founders [Member] | Asher Dahan [Member]
Related Parties [Line Items]
Employment expenses			$ 154	$ 158